SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS - Schedule of valuation and qualifying accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Allowance for credit losses
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	$ 6,223	$ 6,279	$ 7,311
Additions	(473)	188	625
Reductions	(888)	(525)	(1,522)
Other	779	281	(135)
Balance at End of Year	5,641	6,223	6,279
Inventory valuation
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	9,280	9,648	7,493
Additions	1,681	0	2,155
Reductions	(1,051)	(696)	0
Other	154	328	0
Balance at End of Year	10,064	9,280	9,648
Deferred tax valuation allowance
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	26,989	17,992	13,490
Additions	3,714	8,997	4,502
Reductions	0	0	0
Other	0	0	0
Balance at End of Year	$ 30,703	$ 26,989	$ 17,992